Noues Payables - Schedule of Notes Payables with Loan Discount (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Loan Maturity Date	May 13, 2016
Loan Amount		$ 85,000
Loan Discount	$ (867,578)	$ 71,000
Issued Notes Payables One [Member]
Date of issuance		Mar. 20, 2015
Note Holder		Rodney Schoemann
Loan Maturity Date		Nov. 10, 2015
Interest rate		0.00%
Loan Amount		$ 20,000
Loan Discount		$ 20,000
Issued Notes Payables Two [Member]
Date of issuance		Apr. 12, 2015
Note Holder		Rodney Schoemann
Loan Maturity Date		Nov. 10, 2015
Interest rate		0.00%
Loan Amount		$ 25,000
Loan Discount		$ 25,000
Issued Notes Payables Three [Member]
Date of issuance		May 11, 2015
Note Holder		Rodney Schoemann
Loan Maturity Date		Nov. 10, 2015
Interest rate		0.00%
Loan Amount		$ 25,000
Loan Discount		$ 25,000
Issued Notes Payables Four [Member]
Date of issuance		Jun. 22, 2015
Note Holder		Thomas Daniels
Loan Maturity Date		Dec. 22, 2015
Interest rate		0.00%
Loan Amount		$ 15,000
Loan Discount		$ 1,000